Borrowings (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Collaterally Secured by Unencumbered Movable Fixed Asset [Member]
Disclosure Of Borrowings [Line Items]
Credit exposure	₨ 2,346	₨ 2,511
Collaterally Secured by Equitable Mortgages Over Properties [Member]
Disclosure Of Borrowings [Line Items]
Credit exposure	1,501	1,530
Collaterally Secured by Equitable Mortgage Over Vashi Property [Member]
Disclosure Of Borrowings [Line Items]
Credit exposure	648	657
Collaterally Secured by Equitable Mortgage Over Land And Building [Member]
Disclosure Of Borrowings [Line Items]
Credit exposure	₨ 866	₨ 984
Bottom of range [member]
Disclosure Of Borrowings [Line Items]
Working Capital Facilities Bear Interest	5.40%	7.90%
Top of range [member]
Disclosure Of Borrowings [Line Items]
Working Capital Facilities Bear Interest	9.45%	10.70%
Movable Fixed Assets Funded By Term Loan And Project Receivables [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 1,375	₨ 674
Specific Project Receivables [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	966	1,113
Moveable Fixed Assets Funded Out Of Term Loan [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	352	287
Movable Fixed Assets Rabale Two Tower Floor One And Two Data Centre [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	361	433
Hyderabad Property [Member] | Properties At Tidel Vileparle And Vashi Sixth Floor [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 244	₨ 416
Term bank loans [Member]
Disclosure Of Borrowings [Line Items]
Borrowings maturity	repayable in quarterly instalments within a tenor of 3 to 5 years after moratorium periods ranging from 6 months to one year in certain cases
Term bank loans [Member] | Bottom of range [member] | Borrowings Interest Rate For Others [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	6.80%	9.00%
Term bank loans [Member] | Top of range [member] | Borrowings Interest Rate For Others [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	9.60%	10.50%
Buyers Credit [Member] | Bottom of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	0.89%
Buyers Credit [Member] | Top of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	3.35%
ECB [Member] | ECB Facility Agreement [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, Face amount	₨ 5
Proceeds from borrowings	₨ 2
Buyer Credits And Term Loan INR In Lieu Of Buyer Credits From Banks [Member] | Bottom of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings maturity	1
Buyer Credits And Term Loan INR In Lieu Of Buyer Credits From Banks [Member] | Top of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings maturity	3
Term Loan INR In Lieu Of Buyer Credits From Banks [Member] | Bottom of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	9.00%
Term Loan INR In Lieu Of Buyer Credits From Banks [Member] | Top of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	9.60%
Loans From NBFCs [Member]
Disclosure Of Borrowings [Line Items]
Borrowings maturity	repayable over a period of 12 to 60 months on equated monthly / quarterly instalments
Loans From NBFCs [Member] | Bottom of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	8.60%	8.59%
Loans From NBFCs [Member] | Top of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	9.90%	10.85%
Loans From NBFCs And Are Secured By Lease Of Relevant Assets [Member]
Disclosure Of Borrowings [Line Items]
Borrowings maturity	repayable over a period of 12 to 60 months on equated monthly / quarterly instalments
Loans From NBFCs And Are Secured By Lease Of Relevant Assets [Member] | Bottom of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	9.00%	10.20%
Loans From NBFCs And Are Secured By Lease Of Relevant Assets [Member] | Top of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	10.50%	10.70%
Cumulative Non Convertible Redeemable Preference Shares Issued From Print House India Private Limited [Member]
Disclosure Of Borrowings [Line Items]
Borrowings maturity	20
Borrowings	₨ 500
Percentage of preferential dividend payable till redemption	9.00%
Foreign currency term loans [Member]
Disclosure Of Borrowings [Line Items]
Borrowings maturity	20 years
Bank Guarantees And Non Fund Limits Secured By Pari Passu First Charge On The Entire Current Assets Of The Company [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 3,212	₨ 3,422